Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

	December 31,	December 31,
	2024	2025
	RMB	RMB
Brokerage licenses	52,247	50,925
Trade Name	6,400	6,400
Technology	27,600	27,600
	86,247	84,925
Accumulated amortization	(43,913)	(44,226)
Accumulated impairment loss of intangible assets	(37,708)	(37,387)
Intangible assets, net	4,626	3,312

The amortization periods range from 5 years to 20 years. Amortization expenses on intangible assets for the years ended December 31, 2023, 2024 and 2025 were RMB5,637, RMB4,144 and RMB1,121, respectively. Impairment loss of intangible assets for the years ended December 31, 2023, 2024 and 2025 were nil, RMB20,488 and nil, respectively. The Group expects to record amortization expense related to intangible assets of RMB1,104 for each of the next three years.